SHAREHOLDER' DEFICIENCY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Number
Options outstanding at beginning of year	5,509,563		6,139,463		6,755,463
Granted	345,000	[1]	85,000	[1]	150,000	[1]
Exercised
Forfeited	(1,050,119)		(714,900)		(766,000)
Options outstanding at end of year	4,804,444		5,509,563		6,139,463
Options exercisable at year end	3,689,416		4,627,071		4,371,053
Weighted average fair value of options granted during the year	$ 0.09		$ 0.08		$ 0.09
Weighted average exercise price
Options outstanding at beginning of year	$ 0.45		$ 0.45		$ 0.45
Granted	$ 0.09	[1]	$ 0.08	[1]	$ 0.09	[1]
Exercised	$ 0.00		$ 0.00		$ 0.00
Forfeited	$ 0.43		$ 0.42		$ 0.39
Options outstanding at end of year	$ 0.43		$ 0.45		$ 0.45
Options exercisable at year end	$ 0.40		$ 0.55		$ 0.45

[1]	Options granted in 2013, 2012 and 2011 were granted with exercise price that was at market value or above.